Stock Option Plans	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plans
Note 15:	Stock Option Plans

The Jacksonville Bancorp, Inc. 2012 Stock Option Plan, which is shareholder approved, permits the grant of share options and shares to its employees for up to 104,035 shares of common stock. The Company believes that such awards better align the interests of its employees with those of its shareholders. All shares were awarded as of the approval date, expire ten years after the grant date, and are exercisable at a price of $15.65 per share.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the following table. Expected volatility is based on historical volatility of the Company’s stock and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted represents the period of time that options are expected to be outstanding; the range given below results from certain groups of employees exhibiting different behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The discount rate for post-vesting restrictions is estimated based on the Company’s credit-adjusted risk-free rate of return.

A summary of option activity under the Plans as of December 31, 2015 and 2014, and changes during the years then ended, is presented below:

	2015
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	85,835	$15.65
Granted	—	—
Exercised	(24,715)	15.65
Forfeited or expired	—	—

Outstanding, end of year	61,120	$15.65	6.25	$649,706

Exercisable, end of year	19,035	$15.65	6.25	$202,342

	2014
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	101,336	$15.63
Granted	—	—
Exercised	(15,101)	15.53
Forfeited or expired	(400)	15.65

Outstanding, end of year	85,835	$15.65	7.25	$630,887

Exercisable, end of year	23,600	$15.65	7.25	$173,460

The total intrinsic value of options exercised during the years ended December 31, 2015 and 2014 was $200,192 and $90,606, respectively.

As of December 31, 2015, there was $112,395 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2012 Plan. That cost is expected to be recognized over a weighted-average period of 2 years. The total fair value of shares vested during the years ended December 31, 2015 and 2014 was $90,163. The recognized tax benefit related thereto was $35,267 and $34,622 for the years ended December 31, 2015 and 2014, respectively.

A summary of the status of the Company’s nonvested shares as of December 31, 2015 and 2014, and changes during the year then ended, is presented below:

	December 31, 2015
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	62,235	$4.34
Granted	—	—
Vested	(20,150)	4.34
Forfeited	—	—

Nonvested, end of year	42,085	$4.34

	December 31, 2014
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	83,185	$4.34
Granted	—	—
Vested	(20,550)	4.34
Forfeited	(400)	—

Nonvested, end of year	62,235	$4.34